10. Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2014	2013
Beginning balance	$18	$12
Additions / (Adjustments)	58	6
Balance	$76	$18

Schedule of Inventory Reserves
	Year Ended December 31,
	2014	2013
Beginning balance	$184	$52
Additions / (Adjustments)	(40)	132
Balance	$144	$184